SEGMENTED INFORMATION (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [abstract]
Summary of Adjusted EBITDA and Funds From Operations
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2019:

	Attributable to Unitholders											Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials (1)(2)
	Hydroelectric			Wind				Solar	Storage and Other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	905	234	237	223	95	37	20	183	87	—	2,021	(79)	2,029	3,971
Other income	13	19	—	2	4	—	—	17	—	33	88	(8)	25	105
Direct operating costs	(286)	(72)	(93)	(62)	(32)	(9)	(4)	(38)	(46)	(23)	(665)	34	(632)	(1,263)
Share of Adjusted EBITDA from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	53	27	80

Adjusted EBITDA	632	181	144	163	67	28	16	162	41	10	1,444	—	1,449
Management service costs	—	—	—	—	—	—	—	—	—	(116)	(116)	—	(19)	(135)
Interest expense	(156)	(20)	(34)	(66)	(17)	(8)	(5)	(55)	(13)	(92)	(466)	13	(548)	(1,001)
Current income taxes	(7)	(11)	(9)	1	(2)	(1)	(1)	—	(1)	—	(31)	2	(41)	(70)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(44)	(44)	—	—	(44)
Preferred equity	—	—	—	—	—	—	—	—	—	(26)	(26)	—	—	(26)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(15)	(12)	(27)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(829)	(829)

Funds From Operations	469	150	101	98	48	19	10	107	27	(268)	761	—	—
Depreciation	(227)	(84)	(21)	(150)	(47)	(17)	(5)	(65)	(23)	(4)	(643)	13	(643)	(1,273)
Foreign exchange and financial instrument loss	11	(5)	(2)	(2)	(10)	(3)	1	1	(3)	(18)	(30)	(2)	(5)	(37)
Deferred income tax recovery	(27)	4	(4)	—	10	—	—	1	—	46	30	—	(3)	27
Other	(76)	(6)	(2)	(33)	(12)	2	—	(48)	—	(46)	(221)	9	(61)	(273)
Share of earnings from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(20)	(4)	(24)
Net income attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	716	716

Net income (loss) attributable to Unitholders (3)	150	59	72	(87)	(11)	1	6	(4)	1	(290)	(103)	—	—	(103)

(1)
Share of earnings from equity-accounted investments of $29 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling
interests – in operating subsidiaries of $113 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling
interests and Net Income attributable to
non-controlling
interests.

(2)	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020
(3)
Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling
interests, preferred limited partners equity and preferred equity.

The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling
interests for the year ended December 31, 2018:

	Attributable to Unitholders											Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials (1)(2)
	Hydroelectric			Wind				Solar	Storage & Other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	893	244	216	219	73	42	12	146	85	—	1,930	(76)	1,943	3,797
Other income	12	5	4	2	11	—	—	5	—	7	46	—	29	75
Direct operating costs	(286)	(76)	(94)	(64)	(27)	(9)	(4)	(34)	(36)	(23)	(653)	27	(647)	(1,273)
Share of Adjusted EBITDA from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	49	22	71

Adjusted EBITDA	619	173	126	157	57	33	8	117	49	(16)	1,323	—	1,347
Management service costs	—	—	—	—	—	—	—	—	—	(84)	(84)	—	(10)	(94)
Interest expense	(172)	(22)	(38)	(63)	(17)	(9)	(4)	(45)	(17)	(99)	(486)	14	(501)	(973)
Current income taxes	(4)	(9)	(2)	2	(2)	—	1	1	—	—	(13)	1	(20)	(32)
Distributions attributable to Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(38)	(38)	—	—	(38)
Preferred equity	—	—	—	—	—	—	—	—	—	(26)	(26)	—	—	(26)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(15)	(10)	(25)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(806)	(806)

Funds From Operations	443	142	86	96	38	24	5	73	32	(263)	676	—	—
Depreciation	(231)	(136)	(18)	(124)	(43)	(13)	(2)	(39)	(23)	(2)	(631)	13	(533)	(1,151)
Foreign exchange and financial instrument loss	(1)	(1)	7	30	9	(10)	3	(15)	(2)	—	20	(1)	18	37
Deferred income tax expense	(1)	1	18	43	2	—	—	36	—	24	123	—	252	375
Other	(21)	(3)	(6)	(30)	2	—	(2)	(16)	(9)	(23)	(108)	1	(99)	(206)
Share of earnings from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(13)	(5)	(18)
Net income attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	367	367

Net income (loss) attributable to Unitholders (3)	$189	$3	$87	$15	$8	$1	$4	$39	$(2)	$(264)	$80	$—	$—	$80

(1)
Share of earnings from equity-accounted investments of $28 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling
interests – in operating subsidiaries of $439 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling
interests and Net Income attributable to
non-controlling
interests.

(2)	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020
(3)
Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling
interests, preferred limited partners equity and preferred equity.

The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling
interests for the year ended December 31, 2017:

	Attributable to Unitholders										Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials (1)(2)
	Hydroelectric			Wind				Storage & Other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Solar
Revenues	945	243	191	161	46	26	8	59	—	1,679	(51)	1,144	2,772
Other income	1	12	2	—	—	—	—	6	19	40	—	13	53
Direct operating costs	(281)	(77)	(94)	(42)	(20)	(4)	(2)	(32)	(25)	(577)	21	(467)	(1,023)
Share of Adjusted EBITDA from equity accounted investments	—	—	—	—	—	—	—	—	—	—	30	5	35

Adjusted EBITDA	665	178	99	119	26	22	6	33	(6)	1,142	—	695
Management service costs	—	—	—	—	—	—	—	—	(82)	(82)	—	(4)	(86)
Interest expense	(180)	(18)	(42)	(45)	(10)	(6)	(3)	(14)	(89)	(407)	13	(291)	(685)
Current income taxes	1	(12)	(5)	—	(1)	—	(1)	—	—	(18)	1	(22)	(39)
Distributions attributable to Preferred limited partners equity	—	—	—	—	—	—	—	—	(28)	(28)	—	—	(28)
Preferred equity	—	—	—	—	—	—	—	—	(26)	(26)	—	—	(26)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	(14)	2	(12)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	(380)	(380)

Funds From Operations	486	148	52	74	15	16	2	19	(231)	581	—	—
Depreciation	(220)	(142)	(26)	(90)	(25)	(7)	(4)	(25)	—	(539)	12	(321)	(848)
Foreign exchange and financial instrument loss	(12)	(3)	(3)	1	(14)	—	(1)	—	(15)	(47)	—	(54)	(101)
Deferred income tax expense (recovery)	(67)	2	(10)	28	5	—	1	—	16	(25)	—	(5)	(30)
Other	(17)	(8)	6	(4)	4	2	(3)	—	(6)	(26)	—	6	(20)
Share of earnings from equity accounted investments	—	—	—	—	—	—	—	—	—	—	(12)	—	(12)
Net income attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	374	374

Net income (loss) attributable to Unitholders (3)	170	(3)	19	9	(15)	11	(5)	(6)	(236)	(56)	—	—	(56)

(1)
Share of earnings from equity-accounted investments of $11 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling
interests – in operating subsidiaries of $6 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling
interests and Net Income attributable to
non-controlling
interests.

(2)	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020
(3)
Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling
interests, preferred limited partners equity and preferred equity.

Summary of segmented basis about certain items in Brookfield Renewables statement of financial position
The following table presents information on a segmented basis about certain items in our company’s consolidated statements of financial position and reconciles our proportionate balances to the consolidated statements of financial position basis by aggregating the components comprising Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to Unitholders											Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials
	Hydroelectric			Wind				Solar	Storage & Other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
As at December 31, 2019:
Cash and cash equivalents	$10	$7	$10	$18	$21	$2	$5	$63	$6	$1	$143	$(19)	$228	$352
Property, plant and equipment	11,488	1,938	1,773	2,458	628	368	187	2,018	732	—	21,590	(1,142)	20,607	41,055
Total assets	12,218	2,126	2,027	2,705	692	391	233	2,266	780	103	23,541	(520)	23,175	46,196
Total borrowings	3,070	208	449	1,221	326	71	124	1,470	235	2,107	9,281	(431)	8,450	17,300
Other liabilities	2,877	148	499	597	100	10	28	335	31	248	4,873	(483)	4,026	8,416
For the year ended December 31, 2019:
Additions to property, plant and equipment	77	32	7	112	9	3	—	—	21	3	264	(19)	252	497
As at December 31, 2018:
Cash and cash equivalents	$6	$37	$7	$30	$29	$5	$2	$41	$9	$3	$169	(7)	$260	$422
Property, plant and equipment	11,497	1,907	1,609	2,402	815	348	36	1,347	686	(9)	20,638	(681)	18,220	38,177
Total assets	12,125	2,105	1,868	2,562	929	379	56	1,642	746	161	22,573	(286)	21,221	43,508
Total borrowings	2,995	198	419	1,210	463	75	31	1,021	249	2,328	8,989	(223)	7,780	16,546
Other liabilities	2,764	150	434	558	124	7	3	271	31	211	4,553	(1,811)	21,364	24,106
For the year ended December 31, 2018:
Additions to property, plant and equipment	96	30	7	11	10	—	—	9	3	6	172	(16)	171	327

Summary of consolidated revenue split by geographical region
Geographical Information
The following table presents consolidated revenue split by geographical region for the year ended December 31:

(MILLIONS)	2019	2018	2017
Hydroelectric
North America	$1,123	$1,152	$1,149
Brazil	259	285	287
Colombia	979	896	797

	2,361	2,333	2,233
Wind
North America	474	478	282
Europe	273	206	111
Brazil	110	142	60
Asia	71	38	—

	928	864	453
Solar	646	572	58
Storage & Other	36	28	28

Total	$3,971	$3,797	$2,772

Summary of consolidated property, plant and equipment and equity-accounted investments split by geographical region
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

(MILLIONS)	December 31, 2019	December 31, 2018
United States	$21,166	$19,785
Colombia	7,353	6,665
Canada	4,680	4,434
Brazil	3,621	3,542
Europe	4,312	4,093
Asia	860	342

	$41,992	$38,861